Inventories	12 Months Ended
Dec. 31, 2016
Inventory Disclosure [Abstract]
Inventory Disclosure Excluding Noncurrent Inventory [Text Block]
7.	Inventories

	December 31,
	2016	2015
		(Restated)
Raw materials	$2,251	$2,450
Work in progress	1,387	3,636
Finished goods	10,464	12,569
Total inventories	$14,102	$18,655

For the year ended December 31, 2016, the Company charged $3,232 of excessive fixed production overhead to cost of sales (2015 - $2,154, 2014 - $1,764).

For the year ended December 31, 2016, cost of sales includes $6,377 of inventory provision for products that are likely to expire before being sold (2015 - $1,820, 2014 - $1,026).